Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000147001
Shareholder Report [Line Items]
Fund Name	Causeway International Small Cap Fund
Class Name	Institutional Class
Trading Symbol	CIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-small-cap-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Institutional Class	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Small Cap Fund, Institutional Class - $2267111	MSCI ACWI ex-USA IMI (Net) (USD)* - $1700539	MSCI ACWI ex-USA Small Cap (Gross) (USD) - $1974749	MSCI ACWI ex-USA Small Cap (Net) (USD) - $1847283
Oct/14	$1000000	$1000000	$1000000	$1000000
Sep/15	$1012000	$896244	$987009	$958447
Sep/16	$1116106	$984170	$1123163	$1086702
Sep/17	$1426085	$1176606	$1343591	$1295257
Sep/18	$1414113	$1197612	$1373665	$1319389
Sep/19	$1266122	$1175552	$1301740	$1245075
Sep/20	$1273749	$1216849	$1397471	$1331742
Sep/21	$1662998	$1523034	$1866369	$1772164
Sep/22	$1339837	$1131301	$1333190	$1259414
Sep/23	$1798360	$1359734	$1594542	$1498769
Sep/24	$2267111	$1700539	$1974749	$1847283

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Causeway International Small Cap Fund, Institutional Class	26.07%	12.36%	8.57%
MSCI ACWI ex-USA IMI (Net) (USD)*	25.06%	7.66%	5.86%
MSCI ACWI ex-USA Small Cap (Gross) (USD)	23.84%	8.69%	7.08%
MSCI ACWI ex-USA Small Cap (Net) (USD)	23.25%	8.21%	6.64%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 226,273,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,555
InvestmentCompanyPortfolioTurnover	113.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	15.5%
Germany	1.6%
China	2.1%
Singapore	2.2%
Turkey	2.4%
South Korea	5.8%
Australia	6.1%
Italy	6.2%
Canada	6.3%
United Kingdom	6.3%
India	7.9%
Taiwan	11.2%
Japan	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-small-cap-fund
C000147002
Shareholder Report [Line Items]
Fund Name	Causeway International Small Cap Fund
Class Name	Investor Class
Trading Symbol	CVISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investor Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-small-cap-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Investor Class	$153	1.35%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Small Cap Fund, Investor Class - $22174	MSCI ACWI ex-USA IMI (Net) (USD)* - $17005	MSCI ACWI ex-USA Small Cap (Gross) (USD) - $19747	MSCI ACWI ex-USA Small Cap (Net) (USD) - $18473
Oct/14	$10000	$10000	$10000	$10000
Sep/15	$10100	$8962	$9870	$9584
Sep/16	$11118	$9842	$11232	$10867
Sep/17	$14171	$11766	$13436	$12953
Sep/18	$14029	$11976	$13737	$13194
Sep/19	$12539	$11756	$13017	$12451
Sep/20	$12580	$12168	$13975	$13317
Sep/21	$16390	$15230	$18664	$17722
Sep/22	$13171	$11313	$13332	$12594
Sep/23	$17635	$13597	$15945	$14988
Sep/24	$22174	$17005	$19747	$18473

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Causeway International Small Cap Fund, Investor Class	25.74%	12.08%	8.33%
MSCI ACWI ex-USA IMI (Net) (USD)*	25.06%	7.66%	5.86%
MSCI ACWI ex-USA Small Cap (Gross) (USD)	23.84%	8.69%	7.08%
MSCI ACWI ex-USA Small Cap (Net) (USD)	23.25%	8.21%	6.64%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 226,273,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,555
InvestmentCompanyPortfolioTurnover	113.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	15.5%
Germany	1.6%
China	2.1%
Singapore	2.2%
Turkey	2.4%
South Korea	5.8%
Australia	6.1%
Italy	6.2%
Canada	6.3%
United Kingdom	6.3%
India	7.9%
Taiwan	11.2%
Japan	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-small-cap-fund